Tax - Summary of Tax on (Loss)/Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax [line items]
Corporate income tax rate	19.00%	19.00%	19.00%
Total income tax charge for the year	$ (20)	$ 156	$ 132
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year	$ 41	$ 113	$ 93